Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Loans, including fees	$ 16,713	$ 16,797	$ 16,632
Securities:
Obligations of U.S. Government agencies and corporations	1,377	1,033	2,536
Obligations of states and political subdivisions	3,137	3,006	2,254
Other	201	198	188
Interest on deposits in other banks	28	25	12
Total interest income	21,456	21,059	21,622
INTEREST EXPENSE
Deposits	1,605	2,323	2,620
Other borrowings	589	763	735
Total interest expense	2,194	3,086	3,355
Net interest income	19,262	17,973	18,267
PROVISION FOR LOAN LOSSES	275	525	775
Net interest income, after provision for loan losses	18,987	17,448	17,492
NON-INTEREST INCOME
Trust income	1,248	1,167	1,076
Service charges on deposit accounts	1,849	1,780	1,444
Gain on sale of Custar Branch	1,172	0	0
Gain on sale of loans	331	246	115
Loss on security impairment	0	0	(394)
Gain on sale of securities	293	311	149
Other	1,026	1,049	1,078
Total non-interest income	5,919	4,553	3,468
NON-INTEREST EXPENSES
Salaries, wages, and employee benefits	11,016	8,922	8,384
Occupancy of premises	893	961	851
Amortization of core deposit intangible asset	272	400	58
Other operating	7,386	6,134	5,715
Total non-interest expenses	19,567	16,417	15,008
Income before federal income taxes	5,339	5,584	5,952
FEDERAL INCOME TAXES	892	741	1,198
NET INCOME	$ 4,447	$ 4,843	$ 4,754
Net income per share, Basic	$ 2.58	$ 2.89	$ 2.84
Net income per share, Diluted	$ 2.57	$ 2.88	$ 2.84